EXHIBIT 99.9

Clayton Conditions Report 2.0

Client Name:	Verus
Client Project Name:	Verus 2021-R1
Start - End Dates:	4/2017 - 9/2018
Report Run Date:	11/13/2020 5:04 PM

Conditions Report

Loans in Report:	2
Loans with Conditions:	2

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	DBRS Initial Overall Loan Grade	DBRS Final Overall Loan Grade	DBRS Initial Credit Loan Grade	DBRS Final Credit Loan Grade	DBRS Initial Property Valuations Loan Grade	DBRS Final Property Valuations Loan Grade	DBRS Initial Securitization Compliance Loan Grade	DBRS Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors	Loan Status
1705002184	xxxxxx	NY	(No Data)	ATR/QM: Not Applicable	D	B	C	B	D	B	A	A	D	B	C	B	D	B	A	A	Credit	Application	Waived	B	B	B	B	xxxxxx	Application is incomplete	No	1) The final 1003 does not identify whether borrower's current residence at xxxxxx is owned or rented. Unable to complete the review of Client guideline requirement of mortgage payment history of 0x30x24 months. Lender to provide clarification and applicable documents to review housing payment history. 2) Lender to provide clarification regarding the loan was initially for the subject property as borrower's primary residence (1003 dated xxxxxx), then changed to investment property (1003 dated xxxxxx).	04/27/2017 - Lender responded: 1. Borrower resides at xxxxxx rent free. Lender stated that a 24-month Mortgage history for borrower is more than verifiable on the borrowers credit via xxxxxx 0x30 for 60 months; and numerous previously paid mortgages all paid 0x30 for more than 24 months. Lender also stated that VOM in file from xxxxxx supports sufficient mortgage history. 2. Originally loan was supposed to be owner occupied but borrower was unable to provide sufficient proof of occupancy which would explain the change. Exception remains. Clarification required regarding item 1 since xxxxxx is commercial office building.5/5/2017: Client responded to waived exception.	5/5/2017: Waiver applied.	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Primary borrower self-employed in same business 31 years.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV is 33.55%; maximum permitted is 55%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 781 is 101 points above the minimum required of 680.
Complete
1705002184	xxxxxx	NY	(No Data)	ATR/QM: Not Applicable	D	B	C	B	D	B	A	A	D	B	C	B	D	B	A	A	Credit	Assets	Satisfied	B	A	B	A	xxxxxx	Cash reserves do not meet guidelines	No	Verified reserves of $340,877.70 or 20.60 months PITI does not meet Client guidelines minimum required of 24 months (12-month bank statement income utilized) or $397,096.80. Verified reserves shortage is $56,219.10.	04/27/2017 - Lender responded that assets listed on 1003 total $421,436.04 (xxxxxx #3200; xxxxxx #3503; xxxxxx #1194; and xxxxxx #9008) all with recent statements in file support this total. Lender also provided bank statements for all. Statements for #3200 and 9008 that were not previously provided were included with available assets. Additionally, updated statements for 3503 and 1194 were reviewed resulting in verified reserves of $411,958.04, or 24.90 months meeting guideline requirement.	04/28/2017 - Exception satisfied.	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Primary borrower self-employed in same business 31 years.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV is 33.55%; maximum permitted is 55%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 781 is 101 points above the minimum required of 680.
Complete
1705002184	xxxxxx	NY	(No Data)	ATR/QM: Not Applicable	D	B	C	B	D	B	A	A	D	B	C	B	D	B	A	A	Credit	DTI	Waived	N/A	B	N/A	B	xxxxxx	Debt Ratio Exception >5% and <10%	No	DTI of 44.10% exceeds Client guideline maximum or 36% for 12 months bank statements utilized for income. File contains approved exception request for DTI of 42.96% on a 12 month analysis versus program maximum of 36%. Variance from review DTI and lender DTI due to evidence of HOA fees of xxxxxx. When considered in qualifying, a DTI of 44.10% resulted exceeding the 36% maximum by 8.1%	05/05/2017 - Client requested that DTI exception be waived.	05/05/2017 - Waiver acknowledged.	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Primary borrower self-employed in same business 31 years.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV is 33.55%; maximum permitted is 55%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 781 is 101 points above the minimum required of 680.
Complete
1705002184	xxxxxx	NY	(No Data)	ATR/QM: Not Applicable	D	B	C	B	D	B	A	A	D	B	C	B	D	B	A	A	Credit	Income/Employment	Satisfied	B	A	B	A	xxxxxx	Income Documentation Missing	No	Missing the January 2017 business bank statement for xxxxxx acct #3503 included in the analysis.	04/28/2017 - Lender provided the 01/2017 bank statement #3503.	04/28/2017 - Exception satisfied.	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Primary borrower self-employed in same business 31 years.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV is 33.55%; maximum permitted is 55%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 781 is 101 points above the minimum required of 680.
Complete
1705002184	xxxxxx	NY	(No Data)	ATR/QM: Not Applicable	D	B	C	B	D	B	A	A	D	B	C	B	D	B	A	A	Credit	Legal Documents	Satisfied	B	A	B	A	xxxxxx	Missing Legal Document(s)	No	1. Missing business purpose affidavit signed by borrowers. 2. Missing borrower's signed statement affirming that neither any borrower or any parent, child, brother, sister, grandparent, grandchild, uncle, aunt, nice or nephew of the borrowers, either directly or by marriage, will occupy the Subject Property, and that ownership of the Subject Property is solely for business purposes.	04/24/2017 - Lender responded that this is not a business purpose loan, it's an A1 Investor and business purpose affidavit not required.Exception remains. Clarification required as guideline section 8.3 requires the documentation for Loans Used for Investment, xxxxxx, xxxxxx, xxxxxx and xxxxxx. Although an xxxxxx program, loan is used for investment purposes.04/25/2017 - Client responded that loan is an investment property but as in FNMA loans, they do not consider loans outside of "I" series to be business purpose at this time. Client also stated that that is why the xxxxxx or other programs are listed separately.	04/25/2017 - Exception satisfied.	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Primary borrower self-employed in same business 31 years.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV is 33.55%; maximum permitted is 55%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 781 is 101 points above the minimum required of 680.
Complete
1705002184	xxxxxx	NY	(No Data)	ATR/QM: Not Applicable	D	B	C	B	D	B	A	A	D	B	C	B	D	B	A	A	Credit	Re-Verifications	Satisfied	C	A	C	A	xxxxxx	Debts/Obligations that were not discl at origination revealed through independent re-verification	No	1. 3rd Party LoanSafe Fraud Manager report indicates borrower owns property at xxxxxx which was not disclosed on the 1003. Lender to provide evidence borrower no longer owns this property, or evidence of the PITIA expenses for this property. Additional conditions may apply. 2. Provide verification of monthly HOA fees for subject property if applicable. An amount was not included by lender but should be included for qualifying. Additional exceptions may apply. Letter in file from xxxxxx that the HOA dues are paid in full through 12/31/2017 but no amount provided. 3. The final 1003 includes xxxxxx in the REO schedule with zero income or expenses. Lender to provide supporting documentation for PITIA or evidence to support the exclusion of all expense for this property.	04/27/2017 - Regarding items 1 and 2, Lender responded that the property was disclosed on the 1003 as xxxxxx, but the actual address of this property is xxxxxx. Lender stated that the PITI is on the xxxxxx bank statement (which is a combined statement) as paid by the business. Lender further stated that on the statement is a xxxxxx #3947, and the payments are coming from #3503 on the same statement for $36,506.76 as a transfer to that xxxxxx #3947 (12 months available for that account). Regarding Item 2, Lender responded that HOA fees for the subject were paid through 12/2017 which is why they were excluded. xxxxxx and xxxxxx are both commercial properties with expenses paid through business accounts. Exception remains pending evidence of HOA fee. Although paid through year end, HOA fee must be considered in monthly expenses. 04/27/2017 - Lender provided notification from HOA noting HOA annual fee of xxxxxx	05/03/2017 - Exception satisfied.	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Primary borrower self-employed in same business 31 years.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV is 33.55%; maximum permitted is 55%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 781 is 101 points above the minimum required of 680.
Complete
1705002184	xxxxxx	NY	(No Data)	ATR/QM: Not Applicable	D	B	C	B	D	B	A	A	D	B	C	B	D	B	A	A	Credit	Terms/Guidelines	Waived	B	B	B	B	xxxxxx	Loan amount exceeds guideline maximum	No	Subject loan amount of xxxxxx exceeds Client guideline maximum of $2,000,000. File contains approved exception request for loan amount.	4/19/2017: Client requested waiver of all grade 2 exceptions for which approved exception request provided in origination file.	4/19/2017: Waiver applied.	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Primary borrower self-employed in same business 31 years.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV is 33.55%; maximum permitted is 55%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 781 is 101 points above the minimum required of 680.
Complete
1705002184	xxxxxx	NY	(No Data)	ATR/QM: Not Applicable	D	B	C	B	D	B	A	A	D	B	C	B	D	B	A	A	Property Valuations	Appraisal	Satisfied	D	A	D	A	xxxxxx	Missing Review Appraisal required per guidelines	No	Missing 2nd appraisal required per Client guidelines for loan amounts > $1,000,000. Subject loan amount is xxxxxx	04/25/2017 - Lender provided second appraisal with value of xxxxxx as of 02/22/2017.	04/25/2017 - Exception satisfied.	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Primary borrower self-employed in same business 31 years.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV is 33.55%; maximum permitted is 55%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 781 is 101 points above the minimum required of 680.
Complete
1705002184	xxxxxx	NY	(No Data)	ATR/QM: Not Applicable	D	B	C	B	D	B	A	A	D	B	C	B	D	B	A	A	Property Valuations	Property	Waived	C	B	C	B	xxxxxx	Property Issues Indicated	No	Appraiser to address if subject property is PUD and provide HOA fee if applicable. Appraisal should be corrected to reflect any changes. PUD Rider is provided with Deed. Letter in file from xxxxxx that the HOA dues are paid in full through 12/31/2017 but no amount provided.	04/27/2017 - Lender responded that HOA fees for the subject were paid through 12/2017 which is why they did not include. Exception remains. 04/28/2017 - Lender provided updated second appraisal reflecting subject as a PUD and noting annual HOA fee of xxxxxx. Lender also provide notification from HOA noting HOA annual fee of xxxxxx. Exception remains pending clarification between the discrepancy. 4/28/2017 : Lender provided primary appraisal dated 2/27 to reflect HOA fee of xxxxxx an year. Exception remains, required clarification on why the letter from the Home Owner Association reflect that annual fees are xxxxxx and updated appraisal provided reflect the annual fee is xxxxxx 05/05/2017 - Client requested that exception be waived.	5/2/2017: After further review, exception downgraded since considered non-material.05/05/2017 - Waiver acknowledged.	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Primary borrower self-employed in same business 31 years.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV is 33.55%; maximum permitted is 55%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 781 is 101 points above the minimum required of 680.
Complete
708328	xxxxxx	MD	(No Data)	ATR/QM: Not Applicable	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	Credit	Assets	Waived	B	B	B	B	xxxxxx	Asset Verification In File is Incomplete Per Requirements	No	Borrower ownership is 50%, and does not meet guidelines for use of business funds, guidelines require the borrower be 100% owner. Exception approval is in the file.	10/15/18 Client has provided approved waiver for ownership % (exception provided)	Clayton Final Grade B due to Non-Material Issue.	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  FICO score of 733. Guideline minimum credit score is 700.

CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower in same profession for 6 years.

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower has 5 years in current job.
Client Complete